Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended			10 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	May. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2014 USD ($)	Nov. 11, 2014 USD ($)	Feb. 18, 2015	Dec. 31, 2014 USD ($)	Oct. 09, 2013	Dec. 31, 2012 USD ($)
Annual lease payments of office				$ 1,052	€ 943
Due from affiliate, total	$ 17,119			17,119					$ 33,400
Due from affiliate, current	17,799			17,799					27,196
Due from affiliate companies, non-current	0			0					9,625
Due to affiliate companies, current	3,930			3,930					0
Deferred gain recognized in Statement of Comprehensive Income	17,968	$ 7,079		31,880		$ 29,497
Amount outstanding	238,134			238,134					269,123
Loan receivable from affiliate companies	11,464			11,464					7,791
Long-term debt	1,584,023	1,624,712		1,584,023		1,624,712
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee											$ 20,000
Amount of future charter payments covered by guarantee	0			0
General and administrative fees	1,505	1,500		3,105		2,986
Navios Acquisition Agreement
General and administrative fees	1,935	1,803		$ 3,861		3,498
Navios Logistics Agreement
Administrative services agreement duration				5	5
General and administrative fees	190	190		$ 380		380
Navios Europe I Agreement
Administrative services agreement duration				6	6
General and administrative fees	201	201		$ 397		397
Navios Midstream Agreement
Administrative services agreement duration				5	5
General and administrative fees	214	0		$ 414		0
Navios Europe II Agreement
Administrative services agreement duration				6	6
General and administrative fees	27	0		$ 27		0
Acropolis
Commisions paid	2	0		6		0
Trade accounts payable	81			81					78
Dividends received	0	271		0		271
Navios Partners
Due from affiliate, current	16,169			16,169					1,575
Unamortized deferred gain for vessels and rights sold	14,831			14,831					16,301
Deferred gain recognized in Statement of Comprehensive Income	735	735		$ 1,470		3,808
Face amount of credit facility			$ 60,000
Maximum borrowing capacity			$ 60,000
Interest rate description				LIBOR	LIBOR
Interest rate percentage			3.00%
Amount outstanding	0			$ 0
Debt instrument maturity date				Jan. 02, 2017	Jan. 02, 2017
Available amount of loan facility	$ 60,000			$ 60,000
Ownership percentage	20.10%			20.10%
Navios Acquisition
Due from affiliate, current	$ 950			$ 950					22,138
Due from affiliate companies, non-current	0			0					9,625
Face amount of credit facility	40,000			40,000
Maximum borrowing capacity	40,000			$ 40,000			$ 200,000
Interest rate description				LIBOR	LIBOR
Interest rate percentage				3.00%	3.00%		6.00%
Arrangement fee							$ 4,000
Credit facility outstanding amount	0			$ 0
Debt instrument maturity date				Dec. 31, 2015	Dec. 31, 2015		Dec. 29, 2014
Navios Midstream
Due from affiliate, current	0			$ 0					62
Due to affiliate companies, current	3,799			$ 3,799					0
Description of the option to acquire Navios Midstream				Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Midstream GP LLC, granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Navios Maritime Midstream GP LLC and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2015, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Midstream GP LLC, granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Navios Maritime Midstream GP LLC and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2015, Navios Holdings had not exercised any part of that option.
Navios Europe I
Due from affiliate, total	886			$ 886					4,087
Due from affiliate, current									3,421
Due from affiliate companies, non-current	1,017			1,017					666
Due to affiliate companies, current	131			131
Deferred gain recognized in Statement of Comprehensive Income	399	$ 311		$ 560		$ 462
Ownership percentage										47.50%
Navios Europe I | Navios Revolving Loans
Interest rate percentage				1.27%	1.27%
Available amount of loan facility	4,323			$ 4,323
Loan receivable from affiliate companies	7,125			7,125					7,125
Navios Europe I | Navios Holdings, Acquisition, Partners | Navios Revolving Loans
Available amount of loan facility	9,100			9,100
Navios Europe II
Due from affiliate, total	712			712					0
Due from affiliate, current	680			680					0
Due from affiliate companies, non-current	33			33					0
Deferred gain recognized in Statement of Comprehensive Income	33			$ 33
Ownership percentage								47.50%
Navios Europe II | Navios Revolving Loans
Interest rate percentage				1.80%	1.80%
Available amount of loan facility	14,998			$ 14,998
Loan receivable from affiliate companies	3,289			3,289					$ 0
Navios Europe II | Navios Term Loans II
Available amount of loan facility	2,375			2,375
Navios Europe II | Navios Holdings, Acquisition, Partners | Navios Revolving Loans
Available amount of loan facility	31,575			31,575
Navios Europe II | Navios Holdings, Acquisition, Partners | Navios Term Loans II
Available amount of loan facility	$ 5,000			$ 5,000